Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2015